Other receivables - Summary of other receivables - other receivables (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Other Non Current Receivables [Line Items]
Other receivables	$ 40,000	$ 42,922
Corporate Credit Card Deposit [Member]
Other Non Current Receivables [Line Items]
Other receivables	$ 40,000	$ 42,922